Deferred payment liability (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Payment Liability
The fair value of the Vedatis Earn-Out Payment on the acquisition date and at December 31, 2021was calculated using the following inputs:

The fair value of the Vedatis Earn-Out Payment on the acquisition date and at December 31, 2021was calculated using the following inputs:

	December 31, 2021	May 1, 2021
Payment date	August 29, 2025	August 29, 2025
Time to maturity	3.66 years	4.33 years
Required metric risk premium	21.75%	21.75%
EBITDA volatility	17.00%	19.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	1.15%	0.75%
Discount rate (risk free rate) for equity-based payment	1.16%	0.78%
Discount rate (risk adjusted rate) for cash payment	9.79%	8.16%
Discount rate for lack of marketability	Nil%	Nil%

Movement of liabilities

	Steel Media Deferred Payment	Steel Media Earn-Out Payment	Vedatis Deferred Payment	Vedatis Earn-Out Payment	GameKnot Deferred Payment	Addicting Games Deferred Payment	Outplayed Deferred Payment	Outplayed Earn-Out Payment	Total

Balance, December 31, 2019	$1,208,413	$473,413	$-	$-	$-	$-	$-	$-	$1,681,826
Accretion	92,767	68,097	-	-	-	-	-	-	160,864
Payment	(659,832)	-	-	-	-	-	-	-	(659,832)
Effect of movement in exchange rates	(4,748)	(12,386)	-	-	-	-	-	-	(17,134)
Balance, December 31, 2020	$636,600	$529,124	$-	$-	$-	$-	$-	$-	$1,165,724
Initial fair value of deferred payment liability	-	-	1,047,028	1,602,902	613,129	12,328,753	19,317,976	11,521,841	46,431,629
Accretion	-	77,415	41,705	39,830	12,490	280,700	151,319	219,808	823,267
Payment	(632,800)	-	-	-	-	-	-	-	(632,800)
Loss on revaluation of deferred payment liability	-	-	-	181,707	-	-	-	-	181,707
Effect of movement in exchange rates	(3,800)	(6,031)	(29,944)	(50,103)	2,162	159,266	(2,147)	(509)	68,894
Balance, December 31, 2021	-	600,508	1,058,789	1,774,336	627,781	12,768,719	19,467,148	11,741,140	48,038,421
Current portion of deferred payment liability	-	600,508	1,058,789	-	627,781	8,473,672	10,091,265	6,392,131	27,244,146
Long-term portion of deferred payment liability	$-	$-	$-	$1,774,336	$-	$4,295,047	$9,375,883	$5,349,009	$20,794,275